Compensation Plans	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Compensation Plans

11. Compensation Plans

The Company provides stock-based compensation in the form of (a) stock awards to employees and directors, comprised of restricted stock awards and restricted stock units (collectively referred to as the “Restricted Stock Awards”), (b) stock option grants to employees, directors and consultants (referred to as the “Common Stock Awards”) (c) stock option awards, restricted stock awards, unrestricted stock awards, and stock appreciation rights to employees, directors and consultants (collectively the “Common Equity Awards”), (d) stock option awards outside of the 2016 Stock Incentive Plan and 2019 Equity Incentive Plan to certain officers, directors and employees (referred to as the “Outside Options”), (e) common stock warrants to the Company’s publisher partners (referred to as the “Publisher Partner Warrants”), and (f) common stock warrants to ABG-SI, LLC (referred to as the “ABG Warrants”).

Stock-based compensation and equity-based expense charged to operations or capitalized during the three months ended June 30, 2021 and 2020 are summarized as follows:

	Restricted	Common	Common		Publisher
	Stock	Stock	Equity	Outside	Partner	ABG
	Awards	Awards	Awards	Options	Warrants	Warrants	Totals
During the Three Months Ended June 30, 2021
Cost of revenue	$24,570	$19,202	$1,708,404	$1,455	$-	$-	$1,753,631
Selling and marketing	-	4,891	1,507,535	74,372	-	-	1,586,798
General and administrative	141,897	101,939	4,135,866	-	-	396,251	4,775,953
Total costs charged to operations	166,467	126,032	7,351,805	75,827	-	396,251	8,116,382
Capitalized platform development	4,125	2,351	540,917	2,164	-	-	549,557
Total stock-based compensation	$170,592	$128,383	$7,892,722	$77,991	$-	$396,251	$8,665,939

During the Three Months Ended June 30, 2020
Cost of revenue	$35,750	$27,970	$1,073,674	$1,967	$27,623	$-	$1,166,984
Selling and marketing	298,187	23,783	701,925	43,489	-	-	1,067,384
General and administrative	135,332	138,156	819,916	95,394	-	360,289	1,549,087
Total costs charged to operations	469,269	189,909	2,595,515	140,850	27,623	360,289	3,783,455
Capitalized platform development	75,709	80,608	341,642	1,652	-	-	499,611
Total stock-based compensation	$544,978	270,517	$2,937,157	$142,502	$27,623	$360,289	$4,283,066

	Restricted	Common	Common		Publisher
	Stock	Stock	Equity	Outside	Partner	ABG
	Awards	Awards	Awards	Options	Warrants	Warrants	Totals
During the Six Months Ended June 30, 2021
Cost of revenue	$49,030	$146,265	$2,998,778	$3,496	$-	$-	$3,197,569
Selling and marketing	-	9,929	2,479,048	149,178	-	-	2,638,155
General and administrative	145,342	219,266	6,262,481	-	-	752,581	7,379,670
Total costs charged to operations	194,372	375,460	11,740,307	152,674	-	752,581	13,215,394
Capitalized platform development	8,948	5,071	840,951	3,782	-	-	858,752
Total stock-based compensation	$203,320	$380,531	$12,581,258	$156,456	$-	$752,581	$14,074,146

During the Six Months Ended June 30, 2020
Cost of revenue	$73,326	$97,766	$2,083,266	$3,173	$35,662	$-	$2,293,193
Selling and marketing	597,402	59,511	1,380,204	98,867	-	-	2,135,984
General and administrative	158,252	309,828	1,575,163	150,577	-	720,578	2,914,398
Total costs charged to operations	828,980	467,105	5,038,633	252,617	35,662	720,578	7,343,575
Capitalized platform development	145,992	121,765	597,643	4,263	-	-	869,663
Total stock-based compensation	$974,972	588,870	$5,636,276	$256,880	$35,662	$720,578	$8,213,238

Unrecognized compensation expense and expected weighted-average period to be recognized related to the stock-based compensation awards and equity-based awards as of June 30, 2021 was as follows:

	Restricted	Common	Common		Publisher
	Stock	Stock	Equity	Outside	Partner	ABG
	Awards	Awards	Awards	Options	Warrants	Warrants	Totals
Unrecognized compensation expense	$3,178,298	$98,636	$62,311,494	$214,592	$-	$3,076,571	$68,879,591
Expected weighted-average period expected to be recognized (in years)	1.93	0.19	2.30	0.69	-	1.88	2.25

Pursuant to an amendment with ABG-SI, LLC on June 4, 2021, the exercise price of 10,994,922 ABG Warrants to acquire shares of the Company's common stock was changed to $0.42 per share from $0.84 per share in exchange for additional benefits under the Sports Illustrated licensing agreement.

Further details as of the date these condensed consolidated financial statements were issued or were available to be issued are provided under the heading Compensation Plans in Note 14.